Summary of accounting policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of presentation	Basis of presentation The accompanying financial statements of the Plan are prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).
Contributions
Contributions

Participant contributions and related Employer matching contributions are recorded in the year in which the participant contributions are withheld from compensation. The Employer’s safe harbor non-elective contribution is recorded based on participant’s Plan year compensation paid during the Plan year.

Estimates
Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes and supplemental schedules. Actual results could differ from those estimates.

Risks
Risks

The Plan provides for the various investment options as described in Note 1. Any investment is exposed to various risks, such as interest rate, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as pandemic or international conflict. These risks could result in a material effect on participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statements of changes in net assets available for benefits.

Net appreciation (depreciation) in fair value of investments
Net appreciation (depreciation) in fair value of investments

Net realized and unrealized appreciation (depreciation) is presented in the accompanying statements of changes in net assets available for benefits as net appreciation in fair value of investments.

Benefit payments	Benefit payments Benefits are recorded when paid.
Notes receivable from participants
Notes receivable from participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. An allowance for defaulted loans of $75,000 and $175,000 has been recorded as of December 31, 2025 and 2024, respectively, with the change recorded under distributions.
Investment valuation and income recognition
Investment valuation and income recognition

Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3 for further discussion and disclosures related to fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis using fair value. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.